Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory
4. Inventory
Inventory consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Raw materials and work in process	$9,763	$10,354
Finished goods	11,044	14,622

Total inventory	$20,807	$24,976

Adjustments to the carrying value of excess inventory and inventory on hand to net realizable value were $0.6 million and $2.7 million during the three months ended March 31, 2024 and 2023, respectively. These adjustments are included in the unaudited condensed consolidated statements of operations as a component of nutrition and other cost of revenue and connected fitness cost of revenue. The Company recorded $(0.3) million and $1.3 million in nutrition and other cost of revenue during the three months ended March 31, 2024 and 2023, respectively, and $0.9 million and $1.4 million in connected fitness cost of revenue for the three months ended March 31, 2024 and 2023, respectively.

Note 4. Inventory
Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Raw materials and work in process	$10,354	$13,380
Finished goods	14,622	40,680

Total inventory	$24,976	$54,060

Adjustments to the carrying value of excess inventory and inventory on hand and inventory purchase commitments to net realizable value were $10.6 million and $39.8 million during the years ended December 31, 2023 and 2022, respectively. These adjustments are included in the consolidated statements of operations as a component of nutrition and other cost of revenue and connected fitness cost of revenue. The Company recorded $3.4 million and $11.6 million of these adjustments in nutrition and other cost of revenue for the years ended December 31, 2023 and, 2022, respectively. The Company also recorded $7.2 million and $28.1 million of these adjustments in connected fitness cost of revenue for the years ended December 31, 2023 and 2022, respectively.